UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   March 27, 2018 to April 17, 2018

Commission File Number of issuing entity:  333-206677-23

Central Index Key Number of issuing entity:  0001729832

Wells Fargo Commercial Mortgage Trust 2018-C43
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206677

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

Rialto Mortgage Finance, LLC
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4059960
38-4059961
38-7196261
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 17, 2018 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C43.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2018-C43 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from March 27, 2018 to April 17, 2018.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 13, 2018. The CIK number for the Depositor is 0000850779.

Barclays Bank PLC ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2018. The Central Index Key number for Barclays is 0000312070.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2018. The Central Index Key number for Wells Fargo is 0000740906.

BSPRT Finance, LLC, one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2018. The Central Index Key number for BSPRT Finance, LLC is 0001722518.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 31, 2018. The Central Index Key number for C-III is 0001541214.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 2, 2018. The Central Index Key number for Rialto is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 2, 2018 under Commission File No. 333-206677-23 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 2, 2018 under Commission File No. 333-206677-23 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

Certificateholder	Class of Certificates	Amount Purchased or Acquired in Distribution Period	Amount Sold or Disposed of in Distribution Period	Amount Held at End of Distribution Period	Amount Held at End of Distribution Period as Retained in Compliance with Law
Resource Capital Corp.	D	3,055,562		3,055,562

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2018-C43, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2018	$168,924.22

*REO Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2018	0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2018-C43, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2018	$5,993.31

Interest Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2018	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2018	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C43, relating to the April 17, 2018 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 2, 2018 under Commission File No. 333-206677-23  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 2, 2018 under Commission File No. 333-206677-23  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: May 2, 2018

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2018-C43, relating to the April 17, 2018 distribution.
EX 102	--> ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 2, 2018 under Commission File No. 333-206677-23 and incorporated by reference herein).
EX 103	--> ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 2, 2018 under Commission File No. 333-206677-23 and incorporated by reference herein).